Income Tax Expense - Summary of Total Income Taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [line items]
Current tax expense income	€ (1,724)	€ (2,420)	€ (5,286)
Deferred tax liability asset	634	147	897
Total	(1,090)	(2,273)	(4,389)
Domestic [member]
Disclosure Of Income Taxes [line items]
Current tax expense income	(1,065)	(838)	(2,116)
Foreign [member]
Disclosure Of Income Taxes [line items]
Current tax expense income	(659)	(1,582)	(3,170)
Deferred tax liability asset	€ 634	€ 147	€ 897